Discontinuance of Operations, Held for Sale Operations and Asset Disposals (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended
	Jul. 30, 2010	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2008
Loss Contingencies [Line Items]
Aggregate payment to DOJ						$ 55,500	$ 32,300
Discontinuance of Operations, Held for Sale Operations and Asset Disposals (Textual) [Abstract]
Impairment charges related to discontinued operations						1,379
Amount claimed subsequently amended	273,650
Settlement Agreement period						6 years
Loss on sale of discontinued operations, net of tax					2,381	2,381
Past settlement agreement amount paid		4,000	4,000	4,000		2,000
Cash [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale consideration from business disposals						18,749
Escrow deposit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale consideration from business disposals						250
Amended and Restated Credit Agreement [Member]
Loss Contingencies [Line Items]
Increment in overall indebtedness						60,000
31-December-2012 [Member]
Loss Contingencies [Line Items]
Aggregate payment to DOJ						14,000
31-December-2013 [Member]
Loss Contingencies [Line Items]
Aggregate payment to DOJ						5,000
31-December-2014 [Member]
Loss Contingencies [Line Items]
Aggregate payment to DOJ						7,500
31-December-2015 [Member]
Loss Contingencies [Line Items]
Aggregate payment to DOJ						29,000
Debt payment due						29,000
31-December-2016 [Member]
Loss Contingencies [Line Items]
Aggregate payment to DOJ						29,000
Debt payment due						29,000
31-December-2017 [Member]
Loss Contingencies [Line Items]
Aggregate payment to DOJ						29,000
Debt payment due						$ 29,000